Related Parties - Summary of Relationship with Related Parties (Details)	12 Months Ended
Mar. 31, 2026
Edgen Murray Pte. Ltd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling party
Howco Metals Management Pte. Ltd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling party
SC Tubular Solutions (B) Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling party
SC Tubular Solutions Malaysia Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling party
Sumitomo Corporation
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Ultimate controlling party of the Predecessor
Sumitomo Corporation Asia & Oceania Pte. Ltd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling party
Sumitomo Corporation Capital Asia Pte. Ltd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling party
Sumitomo Corporation Malaysia Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling party
OMS Energy Technologies Pte. Ltd.
Disclosure of transactions between related parties [line items]
Relationship to the Predecessor	Controlled by ultimate controlling individual, Mr. How, the CEO of Successor